Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due from related parties	$ 20,923	$ 14,210
Due to related parties	4,366	7,442
Tsakos Columbia Shipmanagement S.A.
Related Party Transaction [Line Items]
Due from related parties	20,923	14,210
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Due to related parties	114	728
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Due to related parties	520	313
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Due to related parties	3,387	5,947
AirMania Travel S.A.
Related Party Transaction [Line Items]
Due to related parties	$ 345	$ 454